N-2 - $ / shares		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cover [Abstract]
Entity Central Index Key		0000018748
Amendment Flag		false
Document Type		N-CSRS
Entity Registrant Name		Central Securities Corporation
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date		Jun. 30, 2025
Common Stock [Member]
General Description of Registrant [Abstract]
Share Price	$ 47.86	$ 47.86	$ 45.69	$ 37.77	$ 33.39	$ 44.58	$ 32.64
NAV Per Share	$ 57.63	$ 57.63	$ 54.26	$ 46.49	$ 40.48	$ 48.87	$ 39.49	$ 38.42
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

3. Common Stock—During the six months ended June 30, 2025, the Corporation purchased 22,019 shares of its Common Stock at an average price of $42.48 per share, representing an average discount from net assets of 18.5%. The Corporation may from time to time purchase its Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of the stockholders. Purchases will only be made at prices less than net asset value per share, thereby increasing the net asset value of shares held by the remaining stockholders. Shares so acquired may be held as treasury stock available for stock distributions, or may be retired.

Outstanding Security, Authorized [Shares]	40,000,000
Outstanding Security, Held [Shares]	22,019
Outstanding Security, Not Held [Shares]	28,913,659